TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	As of December 31,
	2025	2024
	US$’000	US$’000
Trade receivables	104,612	103,789
Less: Loss allowances	(1,077)	(1,000)
Trade receivable, net	103,535	102,789
Other receivables	936	1,257
Less: Loss allowances	—	—
Other receivable, net	936	1,257
As of December 31, 2025 and 2024, trade receivables were all from contracts with customers. And as of January 1, 2024, the balance of trade receivables from contracts with customers was $104,955.
12(a)    Movement in the loss allowance on trade receivables

	2025	2024
	US$’000	US$’000
At January 1	1,000	1,378
Charge for the year	167	592
Write-off	(141)	(952)
Unused amounts reversed	(27)	(10)
Currency translation adjustment	78	(8)
At December 31	1,077	1,000
12.    TRADE AND OTHER RECEIVABLES (continued)
12(b)    Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2025
Expected loss rate	1.03%	0.06%	0.45%	4.31%	5.11%	5.99%	61.32%
Gross carrying amount - trade receivables	104,612	83,133	13,657	5,598	979	167	1,078
Loss allowances	1,077	53	62	241	50	10	661
Trade receivable, net	103,535	83,080	13,595	5,357	929	157	417

December 31, 2024
Expected loss rate	0.96%	0.09%	0.77%	4.29%	4.84%	2.83%	24.62%
Gross carrying amount - trade receivables	103,789	85,686	11,460	2,588	1,095	283	2,677
Loss allowances	1,000	81	88	111	53	8	659
Trade receivable, net	102,789	85,605	11,372	2,477	1,042	275	2,018
12(c)    Accounting policy for impairment of trade receivables
Our Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on our Company’s historical credit loss experience, adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables.
See Note 28(b) credit risk of trade receivables for discussions on how our Company manages and measures credit quality of trade receivables that are neither past due nor impaired.
12(d)    Other receivables pledged as collateral
The carrying amounts of other receivables pledged as collateral against credit facilities received from financial institutions are disclosed in Note 28(e)(ii).